Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Summary of Income Tax Expense
A summary of income tax expense included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2023	2022	2021
Current tax expense:
Federal	$15,224	$17,136	$17,657
State	1,587	2,933	3,195
Total current tax expense	16,811	20,069	20,852
Deferred tax (benefit) expense	2,156	4,114	(238)
Total income tax expense	$18,967	$24,183	$20,614

Tax Effects of Temporary Differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2023 and 2022, are as follows:

	As of December 31,
(dollars in thousands)	2023	2022
	Deductible temporary differences	Deductible temporary differences

Benefits and deferred remuneration	$(9,490)	$(8,478)
Difference in reporting the allowance for credit losses, net	12,995	12,424
Other income or expense not yet reported for tax purposes	(1,188)	420
Depreciable assets	(2,496)	(2,389)
Net deferred tax (liability) asset at end of year	(179)	1,977
Impact of ASU 2016-13, Current Expected Credit Loss (CECL)	-	1,218
Net deferred tax asset at beginning of year	1,977	4,873
Deferred tax expense	$2,156	$4,114

Effective Income Tax Rate
The effective tax rates differ from the statutory federal income tax rate.  The reasons for these differences are as follows:

	For the year ended December 31,
	2023	2022	2021
Statutory federal income tax rate	21.0%	21.0%	21.0%
Increase/(decrease) in taxes resulting from:
State income tax, net of federal tax benefit	3.1	3.0	3.2
Other items	0.3	0.3	0.9
Effective income tax rate	24.4%	24.3%	25.1%